Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VIII
Central Index Key	dei_EntityCentralIndexKey	0000819673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOFX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOBX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOCX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOIX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOGX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGWRX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOHX
MFS Global Growth Fund (Prospectus Summary) | MFS Global Growth Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWOJX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIOX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOBX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOCX
MFS Strategic Income Fund (Prospectus Summary) | MFS Strategic Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIIX